Schedule of financial information to the carrying amount of interest (Details) - Alps Life Science Inc [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Exchange differences	$ 99,432	$ (860)
Vax Biotech Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Proportion of net assets of the associate	(671)	(657)
Exchange differences	73	84
Carrying amount of the Group’s interest in associate	(598)	(573)
Alps Globemedics Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Proportion of net assets of the associate	7,421	5,652
Exchange differences	(357)	(622)
Carrying amount of the Group’s interest in associate	$ 7,064	$ 5,030